S000000584 [Member] Investment Objectives and Goals - BARON SMALL CAP FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron Small Cap Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of Baron Small Cap Fund® (the “Fund”) is capital appreciation through investments primarily in securities of small-sized growth companies.